Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Unified Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ust
Document Creation Date	dei_DocumentCreationDate	May 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2024
Prospectus Date	rr_ProspectusDate	May 30, 2024
OneAscent Small Cap Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The OneAscent Small Cap Core ETF (the “Fund”) seeks to closely replicate the returns of the S&P SmallCap 600 Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in small-cap equity securities issued by companies domiciled in the United States, with the intention of tracking the S&P SmallCap 600 Index. The Fund targets approximately 200 equity securities and a 2% tracking error. OneAscent Investment Solutions, LLC (the "Adviser") may adjust this threshold over time as markets adjust. As of the date of this prospectus, the Adviser considers companies eligible for purchase by the Fund to be those with market capitalizations within the range of companies in the S&P SmallCap 600 Index (currently between $280 million and $8.6 billion) at the time of the initial purchase (“Small Cap Companies”) and that meet the criteria of the Adviser’s Values-Based Screening. Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stocks) of Small Cap Companies.

Values-Based Screening. The Adviser seeks to identify investments that it believes will make an impact on the world according to its values driven investment philosophy. The Adviser eliminates from the investable universe companies that demonstrably and consistently harm their stakeholders. The Adviser captures and considers percentage of revenue thresholds for harmful products, and the Adviser captures and considers patterns of harmful business practices (including forced labor ties, products/practices resulting in consumer death, and environmental mismanagement). This means avoiding companies whose principal business activities and practices include:

•	Involvement in abortion, including producing or distributing abortifacients or medical facilities that perform abortions.
•	Production, distribution, or supply chain involvement regarding addictive products, including adult entertainment, pornography, gambling, tobacco, and cannabis.
•	Predatory lending practices.
•	Human rights violations.
•	Patterns of severe ethics controversies.

The Adviser’s Values-Based Screening process is proprietary, though the Adviser may refer to third-party resources in conducting its research. The Adviser performs its own due diligence in selecting investments but may consider third-party data. All equity securities must meet, at the time of investment, the Adviser’s Values-Based Screening requirements. If an investment no longer meets the Adviser’s screening requirements, the Adviser intends, but is not required, to sell such investment.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

•	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

•	Small Cap Company Risk. Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies. Small cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

•	Fluctuation of Net Asset Value Risk. The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus). In addition, the Fund is not an index fund. The Fund is actively managed. However, the Fund does seek to replicate the performance of a specified index.

•	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

•	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•	Money Market Fund Risks. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

•	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

•	Values-Based Investment Risk. The Adviser invests in equity securities only if they meet the Fund’s values-based screening requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

•	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

•	Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

•	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

•	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operations.
OneAscent Small Cap Core ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

OneAscent Small Cap Core ETF | Small Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Small Cap Company Risk. Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies. Small cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

OneAscent Small Cap Core ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

OneAscent Small Cap Core ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Fluctuation of Net Asset Value Risk. The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus). In addition, the Fund is not an index fund. The Fund is actively managed. However, the Fund does seek to replicate the performance of a specified index.

OneAscent Small Cap Core ETF | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

OneAscent Small Cap Core ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

OneAscent Small Cap Core ETF | Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

OneAscent Small Cap Core ETF | Money Market Fund Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Money Market Fund Risks. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

OneAscent Small Cap Core ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

OneAscent Small Cap Core ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

OneAscent Small Cap Core ETF | Values Based Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Values-Based Investment Risk. The Adviser invests in equity securities only if they meet the Fund’s values-based screening requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

OneAscent Small Cap Core ETF | Limited History Of Operations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

OneAscent Small Cap Core ETF | Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

OneAscent Small Cap Core ETF | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

OneAscent Small Cap Core ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

OneAscent Small Cap Core ETF | OneAscent Small Cap Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OASC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 244

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser, OneAscent Investment Solutions, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.64% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.